Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of cash and cash equivalents
Cash at bank	$ 76,599		$ 76,599		$ 37,221
Deposits at call	423		423		542
Cash and cash equivalents	77,022	$ 47,386	77,022	$ 47,386	$ 37,763	$ 45,761
(Loss)/profit for the period	(24,604)	$ 13,703	(44,103)	6,681
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			1,098	1,232
Foreign exchange (gains)/losses			(179)	(192)
Finance costs			3,333
Remeasurement of borrowing arrangements	$ 752		752
Remeasurement of contingent consideration			634	(8,702)
Equity settled share-based payment			2,026	4,029
Deferred tax benefit			(3,575)	(26,262)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables			5,185	(7,496)
(Increase)/decrease in prepayments			(3,553)	1,519
Decrease/(increase) in tax assets			1,654	(910)
Increase/(decrease) in trade creditors and accruals			8,474	(3,899)
Increase/(decrease) in provisions			739	(1,221)
Increase/(decrease) in deferred consideration			10,000
Net cash (outflows) in operating activities			$ (17,515)	$ (35,221)